Dividends (Details) $ / shares in Units, ¥ in Millions, $ in Millions				12 Months Ended
	May 13, 2026 $ / shares	May 15, 2025 $ / shares	May 14, 2024 $ / shares	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Dividends Payable [Line Items]
Payments of dividends				¥ 33,732	$ 4,890	¥ 29,077	¥ 17,946
2024 Annual Dividend
Dividends Payable [Line Items]
Dividend declared			May 14, 2024
2025 Annual Dividend
Dividends Payable [Line Items]
Dividend declared		May 15, 2025
2026 Annual Dividend
Dividends Payable [Line Items]
Dividend declared	May 13, 2026
Ordinary Shares
Dividends Payable [Line Items]
Annual Dividend per share	$ 0.13125	$ 0.13125	$ 0.125
Ordinary Shares | 2024 extraordinary dividend
Dividends Payable [Line Items]
Annual Dividend per share			0.0825
Ordinary Shares | 2025 extraordinary dividend
Dividends Payable [Line Items]
Annual Dividend per share		0.11875
ADS
Dividends Payable [Line Items]
Annual Dividend per share	$ 1.05	1.05	1
ADS | 2024 extraordinary dividend
Dividends Payable [Line Items]
Annual Dividend per share			$ 0.66
ADS | 2025 extraordinary dividend
Dividends Payable [Line Items]
Annual Dividend per share		$ 0.95